Document and Entity Information	Jul. 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001909658
Document Type	8-K
Document Period End Date	Jul. 11, 2022
Entity Registrant Name	BCAC Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39836
Entity Tax Identification Number	87-3753170
Entity Address, Address Line One	78 SW
Entity Address, Address Line Two	7th Street
Entity Address, Address Line Three	Unit 800
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(561)
Local Phone Number	467-5200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false